Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 3							1 Months Ended			9 Months Ended	12 Months Ended
	Oct. 03, 2024	Jan. 18, 2024 USD ($)	Jan. 18, 2024 EUR (€)	Dec. 21, 2022 USD ($)	Dec. 21, 2022 EUR (€)	Jan. 01, 2021 EUR (€)	Nov. 30, 2021 USD ($)	Jan. 31, 2021 USD ($)	Jan. 31, 2021 EUR (€)	Sep. 30, 2024 EUR (€)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Apr. 30, 2024 USD ($)	Apr. 19, 2024 USD ($)	Mar. 31, 2024	Mar. 20, 2024 $ / shares	Feb. 21, 2024 USD ($)	Feb. 21, 2024 EUR (€)	Jan. 31, 2024 USD ($)	Jan. 31, 2024 EUR (€)	Jan. 24, 2024 USD ($)	Jan. 24, 2024 EUR (€)	Dec. 28, 2023 USD ($)	Dec. 28, 2023 EUR (€)	Oct. 31, 2023	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2023 EUR (€)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Nov. 30, 2021 EUR (€)	Jan. 31, 2021 EUR (€)
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 3 [Line Items]
Shares issued (in Shares) | shares											2,796,554
Closing price (in Dollars per share) | $ / shares											$ 5
Convertible promissory note											$ 1,100,000			$ 216,000	$ 54,958.33
Additional paid in capital											$ 500,000
Repayment terms											5 year	5 year
Stated interest rate																10.00%										0.00%
Repayment of other debt | €						€ 1
Outstanding balance																													$ 11,100,000	€ 10,000,000
Interest rate																													97.00%	97.00%
Effective interest rate							9.50%																									9.50%
Debt issuance cost							$ 11,800,000				$ 4,100,000		$ 200,000
Owned subsidiary, description	€1
Distribution amount (in Euro) | €										€ 10,000,000		€ 10,000,000
Repayment amount | €												10,000,000
Bondholders amendment fee amount (in Euro) | €												€ 1,400,000
Proceed to transfer ownership																									€ 15,800,000		$ 159,000,000	€ 150,000,000
Bond par value (in Dollars per share) | $ / shares																											$ 107.5
Solis bond waiver fees																											$ 11,100,000
Share capital percentage																								100.00%	100.00%
Sale of parks		$ 68,500,000	€ 59,100,000,000,000
Waiver fee											$ 11,100,000
Revolving debt financing (in Euro) | €										€ 500,000,000
Project costs (in Euro) | €					€ 420,000,000
Margin rate				0.50%	0.50%
Finance reduces cost rate					33.33%
Commitment fees				$ 1,800,000	€ 1,800,000
Solis Bond [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 3 [Line Items]
Owned subsidiary, description											(i) the minimum Liquidity Covenant that requires the higher of €5.5 million or 5% of the outstanding Nominal Amount, (ii) the minimum Equity Ratio covenant of 25%, and (iii) the Leverage Ratio of NIBD/EBITDA to not be higher than 6.5 times for the year ended December 2021, 6.0 times for the year ended December 31, 2022 and 5.5 times for the period ending on the maturity date of the Bond, January 6, 2024. The Solis Bond carries a 3 months EURIBOR plus 6.5% per annum interest rate, and has quarterly interest payments, with a bullet payment to be paid on January 6, 2024.	(i) the minimum Liquidity Covenant that requires the higher of €5.5 million or 5% of the outstanding Nominal Amount, (ii) the minimum Equity Ratio covenant of 25%, and (iii) the Leverage Ratio of NIBD/EBITDA to not be higher than 6.5 times for the year ended December 2021, 6.0 times for the year ended December 31, 2022 and 5.5 times for the period ending on the maturity date of the Bond, January 6, 2024. The Solis Bond carries a 3 months EURIBOR plus 6.5% per annum interest rate, and has quarterly interest payments, with a bullet payment to be paid on January 6, 2024.	(i) the minimum Liquidity Covenant that requires the higher of €5.5 million or 5% of the outstanding Nominal Amount, (ii) the minimum Equity Ratio covenant of 25%, and (iii) the Leverage Ratio of NIBD/EBITDA to not be higher than 6.5 times for the year ended December 2021, 6.0 times for the year ended December 31, 2022 and 5.5 times for the period ending on the maturity date of the Bond, January 6, 2024. The Solis Bond carries a 3 months EURIBOR plus 6.5% per annum interest rate, and has quarterly interest payments, with a bullet payment to be paid on January 6, 2024.
Convertible Promissory Note [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 3 [Line Items]
Promissory notes											$ 1,600,000
Convertible promissory note																				$ 938,000	€ 850,000
Stated interest rate																				10.00%	10.00%
AEG JD 01 LTD [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 3 [Line Items]
Revolving debt financing (in Euro) | €					€ 80,000,000
Maximum [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 3 [Line Items]
Interest rate										18.00%
Minimum [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 3 [Line Items]
Interest rate										7.00%
Common Stock [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 3 [Line Items]
Shares issued (in Shares) | shares											225,000
Bondholders [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 3 [Line Items]
Amendment fee											1.00%
Subsequent Event [Member] | Common Stock [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 3 [Line Items]
Closing price (in Dollars per share) | $ / shares																	$ 1
Italian Subsidiaries [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 3 [Line Items]
Proceed to transfer ownership																								$ 17,300,000
Polish Subsidiaries [Member] | Subsequent Event [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 3 [Line Items]
Proceed to transfer ownership																						$ 59,100,000	€ 54,400,000
Share capital percentage																						100.00%	100.00%
Netherlands Subsidiary [Member] | Subsequent Event [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 3 [Line Items]
Proceed to transfer ownership																		$ 7,000,000	€ 6,500,000
Share capital percentage																		100.00%	100.00%
Other Debt Obligations [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 3 [Line Items]
Repayment terms								3-year	3-year
Senior secured debt, principal outstanding								$ 242,000,000																									€ 200,000,000
Stated interest rate								6.50%																									6.50%
Repayment of other debt								$ 40,000,000	€ 33,000,000
Funding acquisitions								87,200,000	72,000,000
Initial funding								$ 125,000,000	€ 110,000,000
Outstanding balance							$ 24,000,000																									€ 20,000,000
Other Debt Obligations [Member] | Maximum [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 3 [Line Items]
Percentage of par value							102.00%
Other Debt Obligations [Member] | Minimum [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 3 [Line Items]
Percentage of par value							5.50%
Bond [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 3 [Line Items]
Outstanding balance													$ 149,500,000																		$ 147,200,000
Bond One [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 3 [Line Items]
Outstanding balance											$ 166,100,000		$ 149,400,000
Solis Bond [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 3 [Line Items]
Amendment fee percentage											6.50%